Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	$ 4,178	$ 7,073	$ 7,412
Less accumulated amortization		(2,068)	(1,654)
Intangible assets, net		5,005	5,758
As Restated [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		4,178
Customer Lists [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		2,895	2,895
Permits and Licenses [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets		25	25
Intangible assets	25
Permits and Licenses [Member] | As Restated [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		25
Azunia Brand [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets		4,153	$ 4,492
Intangible assets	$ 4,153
Azunia Brand [Member] | As Restated [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		$ 4,153